Legal Proceedings	6 Months Ended	12 Months Ended
	Dec. 31, 2016	Jun. 30, 2016
Legal Proceedings [Abstract]
LEGAL PROCEEDINGS
NOTE 14	LEGAL PROCEEDINGS

On August 26, 2004, in order to protect its legal rights and in the best interest of the shareholders at large, the Company filed, in the Superior Court of California, a complaint alleging breach of contract, rescission, tortuous interference and fraud with Betacorp Management, Inc. In an effort to resolve all outstanding issues, the parties agreed, in good faith, to enter into arbitration in the State of Texas, domicile of the defendants. On August 11, 2006, a judgment was awarded against the Company in the sum of $592,312. A contingency loss of $592,312 was charged to operations during the year ended June 30, 2007. Subsequently, The Company filed a counter lawsuit and was awarded a default judgement in its favor, and as such removed the contingency loss during the year ended June 30, 2016.

Litigation

From time to time, we may become involved in various lawsuits and legal proceedings which arise in the ordinary course of business. However, litigation is subject to inherent uncertainties, and an adverse result in these or other matters may arise from time to time that may harm our business. We are currently not aware of any such legal proceedings that we believe will have, individually or in the aggregate, a material adverse effect on our business, financial condition or operating results.

In the best interests of shareholders and to reflect expenses paid on behalf of ProDava, the Company initiated an action against DB in November 2016 seeking declaratory judgment. After the execution of the LLC Agreement, both DB and the Company performed their respective duties. The Company caused numerous kiosks to be manufactured for placement in retail stores in accordance with the PSA, maintained and serviced these kiosks. DB provided funds to ProDava for, the production of kiosks and for expenses incurred by the Company in connection with the maintenance of servicing of the kiosks. In total, DB provided sums totaling $6.5 million. In the first quarter of 2016, DB ceased providing the funding required by the LLC Agreement. DB advised The Company that DB was analyzing information and that it would make a determination as to whether it would continue to provide funding in accordance with the LLC Agreement. The Company has been incurring the reimbursable expenses that were to be reimbursed by DB. The LLC Agreement provides that, in the event that DB fails to fund any portion of the total amount is was required to provide in accordance with the terms of the LLC Agreement, the LLC Agreement provides for the recalculation of the parties’ membership interests in ProDava. The Company filed an action in the Supreme Court of the State of New York in New York County (Index No. 656127/2016) to seed to recalculate the ownership percentage of ProDava. DB filed a motion to dismiss and the Company filed an action opposing such motion. No claims were made against the Company. If successful, the Company will own a greater percentage of ProDava. If unsuccessful, the Company will have to continue to fund ProDava’s expenses until advertising income exceeds expenses.

NOTE 15	LEGAL PROCEEDINGS

On August 26, 2004, in order to protect its legal rights and in the best interest of the shareholders at large, the Company filed, in the Superior Court of California, a complaint alleging breach of contract, rescission, tortuous interference and fraud with Betacorp Management, Inc. In an effort to resolve all outstanding issues, the parties agreed, in good faith, to enter into arbitration in the State of Texas, domicile of the defendants. On August 11, 2006, a judgment was awarded against the Company in the sum of $592,312. A contingency loss of $592,312 was charged to operations during the year ended June 30, 2007. Subsequently, The Company filed a counter lawsuit and was awarded a default judgement in its favor, and as such removed the contingency loss during the year ended June 30, 2016.

Litigation

From time to time, we may become involved in various lawsuits and legal proceedings which arise in the ordinary course of business. However, litigation is subject to inherent uncertainties, and an adverse result in these or other matters may arise from time to time that may harm our business. We are currently not aware of any such legal proceedings that we believe will have, individually or in the aggregate, a material adverse effect on our business, financial condition or operating results.